SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment
Impairment of long-lived assets held-for-use	$ 0		$ 0
Unrecognized tax benefits, interest or penalties	$ 0	$ 0	0	$ 0
Grants recognized			$ 142,400	298,000
Minimum
Property and Equipment
Property plant and equipment useful life	1 year		1 year
Maximum
Property and Equipment
Property plant and equipment useful life	8 years		8 years
Equipment | Minimum
Property and Equipment
Property plant and equipment useful life	3 years		3 years
Equipment | Maximum
Property and Equipment
Property plant and equipment useful life	8 years		8 years
Leasehold improvements | Minimum
Property and Equipment
Property plant and equipment useful life	1 year		1 year
Leasehold improvements | Maximum
Property and Equipment
Property plant and equipment useful life	7 years		7 years
Office furniture, fixtures, and equipment
Property and Equipment
Property plant and equipment useful life	5 years		5 years
Software
Property and Equipment
Property plant and equipment useful life	5 years		5 years
Capitalized software development costs			$ 10,200	$ 20,000
Software | Minimum
Property and Equipment
Property plant and equipment useful life	3 years		3 years
Software | Maximum
Property and Equipment
Property plant and equipment useful life	5 years		5 years